Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 1
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	284	$ 247
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	40	36
Unrecognized Tax Benefits [Roll Forward]
Balance as of beginning of year	267	256	$ 120
Additions based on tax positions related to the current year	48	46	137
Additions based on tax positions related to prior years	17	7	7
Reductions based on tax positions related to prior years	19	39	6
Reductions related to settlements	0	1	0
Reductions related to lapse of the applicable statute of limitations	2	2	2
Currency translation	(9)	0	0
Balance as of end of year	$ 302	$ 267	$ 256